Employee benefit liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Employee Benefit Liabilities [Abstract]
Schedule of Liabilities for Employee Benefits

Liabilities for employee benefits comprise:

	December 31,
	2 0 2 2	2 0 2 1	2 0 2 2
	NIS	NIS	US Dollars

Defined benefit schemes (note 24)	878	1,615	249
Employee benefit	2,804	2,452	797
Accrual for annual leave	952	990	270
	4,634	5,057	1,316